SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments	7		7
Revenue	$ 23,256	$ 18,286	$ 45,138	$ 34,696
Interest	(2,405)	(1,831)	(4,543)	(3,661)
Realized disposition gains in fair value changes or equity	152	488	520	2,212
Realized disposition gains related to prior periods	170	491	361	1,400
Realized disposition gains recorded directly in equity	0	0	0	751
Realized Disposition Gain (Loss), in Fair Value Changes	$ (18)	3	$ 159	20
Number of operating business groups	5		5
Asset management
Disclosure of operating segments [line items]
Revenue	$ 135	91	$ 240	168
Private Equity
Disclosure of operating segments [line items]
Revenue	14,642	11,134	28,066	20,846
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	952	1,267	2,196	2,835
Intersegment interest income and other revenues	(58)	6	(48)	17
Interest	3	11	5	18
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	957	1,134	2,120	2,539
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	56	128	128	283
Revenue from construction contracts	$ 53	$ 127	$ 124	$ 279